Liquidity and Going Concern	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Liquidity and Going Concern

2. Liquidity and Going Concern

The accompanying condensed consolidated financial statements have been prepared on the going concern basis, which assumes that the Company will continue to operate as a going concern and which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.  As reflected in the accompanying condensed consolidated financial statements, the Company had a net loss of $14,123,107, net cash used in operating activities of $7,917,332, net cash used in investing activities of $68,279, and net cash provided by financing activities of $11,047,148 for the nine months ended September 30, 2015. As of September 30, 2015, the Company had $4,538,680 in cash and cash equivalents and an accumulated deficit of $56,619,570.

On March 31, 2015 and April 10, 2015, the Company closed on a financing transaction by entering into separate subscription agreements with accredited investors relating to the issuance and sale of an aggregate of  $11,714,498 of units (the “Units”) at a purchase price of $0.75 per Unit, with each Unit consisting of one share of the Company’s common stock, par value $0.01 per share  (or, at the election of any Investor who, as a result of receiving common stock would hold in excess of 4.99% of the Company’s issued and outstanding common stock, shares of the Company’s newly designated 0% Series E Convertible Preferred Stock) and a thirty month warrant  to purchase one half of one share of common stock at an initial exercise price of $1.50 per share, as further described in the Notes to Financial Statements – Equity, (the “ April 2015 Private Placement”).

The initial closing of the April 2015 Private Placement took place on March 31, 2015, in which the Company sold an aggregate of $4,995,749 of Units. Following the initial closing the Company entered into separate reconfirmation agreements with the investors in order to extend the initial closing date, increase the offering amount, and adopt a lockup agreement, which was entered by all Investors who elected to continue their investment.  The second closing was completed on April 10, 2015 for an additional $6,718,751 of Units. The Company issued $2,500,000 of Units consisting of Series E Convertible Preferred Stock on April 10, 2015 and the remainder of Units issued in the April 2015 Private Placement were in the form of common stock Units.  Of the total cash received in the second closing on April 10, 2015, $3,500,000 was initially held in escrow under the terms of an escrow agreement with Signature Bank, N.A pending the approval of a representative of one of the lead investors to join the board, or 10 weeks thereafter, unless released sooner or extended.  On June 22, 2015, the Company, Signature Bank, N.A. and OPKO Health, Inc. (“OPKO”) extended the term of the escrow to 16 weeks from the closing of the April 2015 Private Placement.  As further consideration for the amendment, on June 30, 2015, the Company and OPKO entered into a letter agreement pursuant to which the Company granted OPKO the right, but not the obligation, until June 30, 2016, to nominate and appoint up to two additional members of the Company’s board of directors (the “Board” or the “Board of Directors”), or to approve the person(s) nominated by the Company pursuant to the agreement in consideration for the release of the escrowed funds. The nominees will be subject to the satisfaction of standard corporate governance practices and any applicable national securities exchange requirements.  Upon signing the agreement, the escrowed funds were released to the Company.

On October 5, 2015, subsequent to the end of the quarter, the Company closed a public offering of 2,500,000 shares of common stock and warrants to purchase 1,250,000 shares of common stock, at an offering price of $1.10 per share.  For every two shares of common stock sold, the Company issued one warrant to purchase one share of common stock.  The Company received $2,750,000 in gross proceeds, before underwriting discounts and commissions and offering expenses totaling approximately $586,608, and without giving effect to the exercise of the underwriters’ over-allotment option.  The Company granted the underwriters a 30-day option to purchase up to an additional 375,000 shares of common stock and up to an additional 187,500 warrants at the same price to cover over-allotments, if any.  The warrants are immediately exercisable, expire September 30, 2018, and have an exercise price of $1.32 per share.

The Company anticipates that it will continue to incur net losses into the foreseeable future as it: (i) continues to identify and advance a number of potential drug candidates into clinical and preclinical development activities, (ii) initiates manufacturing of its lead antibody candidate 5B1 and continues to fund its operations, and (iii) expands its corporate infrastructure, including the costs associated with being a public company.  After giving effect to the net proceeds received from the April 2015 Private Placement and the closing of the public offering, management believes that the Company has sufficient funds to meet its obligations through June 2016.

The Company plans to continue to fund its losses from operations and capital funding needs through equity or debt financings, strategic collaborations, licensing arrangements, asset sales, government grants or other arrangements. However, the Company cannot be sure that such additional funds will be available on reasonable terms, or at all. If the Company is unable to secure adequate additional funding, the Company may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, and/or suspend or curtail planned programs. In addition, if the Company does not meet its payment obligations to third parties as they come due, it may be subject to litigation claims. Even if the Company is successful in defending against these claims, litigation could result in substantial costs and be a distraction to management. Any of these actions could materially harm the Company’s business, results of operations, and future prospects.

If the Company raises additional funds by issuing equity securities, substantial dilution to existing stockholders would result. If the Company raises additional funds by incurring debt financing, the terms of the debt may involve significant cash payment obligations as well as covenants and specific financial ratios that may restrict the Company’s ability to operate its business.